GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2024	2023

Professional services	2,119	1,900
Salaries and related expenses	36	233
Share based compensation	1,058	2,562
Legal expenses	271	276
Insurance	164	246
Rent and office maintenance	23	15
Registration fees	53	262
Doubtful debt	(8)	41
Depreciation	10	8
Other expenses	32	33
	3,758	5,576